UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2306

                             OPPENHEIMER GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2006


ITEM 1. SCHEDULE OF INVESTMENTS.



Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.8%
CONSUMER DISCRETIONARY--14.9%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.9%
Autoliv, Inc.                                                                194,500     $   11,399,645
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Panera Bread Co., Cl. A(1)                                                   109,300          6,279,285
-----------------------------------------------------------------------------------------------------------
Starbucks Corp.(1)                                                           359,800         12,697,342
                                                                                         ------------------
                                                                                             18,976,627
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.9%
Harman International Industries, Inc.                                        115,000         11,941,600
-----------------------------------------------------------------------------------------------------------
MEDIA--1.2%
Comcast Corp., Cl. A(1)                                                      378,200         15,301,972
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--3.1%
J.C. Penney Co., Inc. (Holding Co.)                                           66,800          5,166,312
-----------------------------------------------------------------------------------------------------------
Kohl's Corp.(1)                                                              183,800         12,792,480
-----------------------------------------------------------------------------------------------------------
Target Corp.                                                                 391,500         22,742,235
                                                                                         ------------------
                                                                                             40,701,027
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.5%
Lowe's Cos., Inc.                                                            547,700         16,518,632
-----------------------------------------------------------------------------------------------------------
Staples, Inc.                                                              1,354,400         34,496,568
-----------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                                        236,500          7,501,780
                                                                                         ------------------
                                                                                             58,516,980
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.9%
Nike, Inc., Cl. B                                                            207,400         20,522,230
-----------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                      231,600         18,111,120
                                                                                         ------------------
                                                                                             38,633,350
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.6%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--1.7%
PepsiCo, Inc.                                                                363,300         22,513,701
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Whole Foods Market, Inc.                                                     229,500         11,199,600
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--4.0%
Colgate-Palmolive Co.                                                        340,200         22,130,010
-----------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                   484,950         30,450,011
                                                                                         ------------------
                                                                                             52,580,021
-----------------------------------------------------------------------------------------------------------
ENERGY--4.7%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.6%
Halliburton Co.                                                              505,400         17,052,196
-----------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.(1)                                              181,900         12,098,169
-----------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                            272,000         18,626,560
                                                                                        ------------------
                                                                                             47,776,925
-----------------------------------------------------------------------------------------------------------
OIL & GAS--1.1%
Apache Corp.                                                                 198,200         13,860,126
-----------------------------------------------------------------------------------------------------------
FINANCIALS--8.8%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.0%
Goldman Sachs Group, Inc. (The)                                               80,900         15,759,320
-----------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                             233,600         22,276,096


1  |  Oppenheimer Growth Fund

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
TD Ameritrade Holding Corp.                                                  798,800     $   14,026,928
                                                                                         ------------------
                                                                                             52,062,344
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
Chicago Mercantile Exchange (The)                                             27,300         14,621,880
-----------------------------------------------------------------------------------------------------------
INSURANCE--3.7%
American International Group, Inc.                                           691,100         48,598,152
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--17.6%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--5.2%
Celgene Corp.(1)                                                             362,500         20,202,125
-----------------------------------------------------------------------------------------------------------
Genentech, Inc.(1)                                                           204,000         16,677,000
-----------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division)(1)                                          231,500         14,908,600
-----------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(1)                                                     250,800         16,532,736
                                                                                        ------------------
                                                                                             68,320,461
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.0%
Alcon, Inc.                                                                  155,800         17,078,796
-----------------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                            181,100         14,902,719
-----------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.(1)                                              680,300         33,484,366
                                                                                         ------------------
                                                                                             65,465,881
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.8%
Medco Health Solutions, Inc.(1)                                              258,400         12,974,264
-----------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                     472,700         23,200,116
                                                                                         ------------------
                                                                                             36,174,380
-----------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.1%
Thermo Fisher Scientific, Inc.(1)                                            328,200         14,385,006
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.5%
Novartis AG, ADR                                                             434,900         25,402,509
-----------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group plc, ADR                                         343,300         20,803,980
                                                                                        ------------------
                                                                                             46,206,489
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--4.4%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.0%
General Dynamics Corp.                                                       170,200         12,737,768
-----------------------------------------------------------------------------------------------------------
KBR, Inc.(1)                                                                 140,380          3,108,013
-----------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                    148,000         11,168,080
                                                                                         ------------------
                                                                                             27,013,861
-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.9%
UTi Worldwide, Inc.                                                          386,300         11,511,740
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
Rockwell Automation, Inc.                                                    156,800         10,204,544
-----------------------------------------------------------------------------------------------------------
MACHINERY--0.7%
Oshkosh Truck Corp.                                                          193,800          9,304,338
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--38.9%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--8.7%
Cisco Systems, Inc.(1)                                                     2,057,100         55,294,848
-----------------------------------------------------------------------------------------------------------
Corning, Inc.(1)                                                           1,557,600         33,581,856
-----------------------------------------------------------------------------------------------------------
F5 Networks, Inc.(1)                                                         163,200         12,208,992

2  |  Oppenheimer Growth Fund

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
QUALCOMM, Inc.                                                               356,600     $   13,047,994
                                                                                         ------------------
                                                                                            114,133,690
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--8.9%
Apple Computer, Inc.(1)                                                      549,100         50,341,488
-----------------------------------------------------------------------------------------------------------
EMC Corp.(1)                                                               4,058,700         53,209,557
-----------------------------------------------------------------------------------------------------------
Network Appliance, Inc.(1)                                                   328,800         12,892,248
                                                                                         ------------------
                                                                                            116,443,293
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--8.0%
Aquantive, Inc.(1)                                                           348,100          8,319,590
-----------------------------------------------------------------------------------------------------------
eBay, Inc.(1)                                                                919,100         29,732,885
-----------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A(1)                                                        87,200         42,285,024
-----------------------------------------------------------------------------------------------------------
Yahoo!, Inc.(1)                                                              901,000         24,317,990
                                                                                         ------------------
                                                                                            104,655,489
-----------------------------------------------------------------------------------------------------------
IT SERVICES--1.4%
Cognizant Technology Solutions Corp.(1)                                      220,900         18,016,604
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.0%
ASML Holding NV(1)                                                           749,600         18,665,040
-----------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A(1)                                                     743,800         24,418,954
-----------------------------------------------------------------------------------------------------------
International Rectifier Corp.(1)                                             119,400          4,776,000
-----------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.(1)                                             390,000          8,049,600
-----------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc.(1)                                            151,300          4,623,728
-----------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                      588,900         17,401,995
                                                                                         ------------------
                                                                                             77,935,317
-----------------------------------------------------------------------------------------------------------
SOFTWARE--5.9%
Adobe Systems, Inc.(1)                                                       391,000         15,690,830
-----------------------------------------------------------------------------------------------------------
Autodesk, Inc.(1)                                                            400,300         16,484,354
-----------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.(1)                                                      275,900          7,929,366
-----------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(1)                                                     478,500         26,724,225
-----------------------------------------------------------------------------------------------------------
Red Hat, Inc.(1)                                                             581,700         10,121,580
                                                                                         ------------------
                                                                                             76,950,355
-----------------------------------------------------------------------------------------------------------
MATERIALS--3.0%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--3.0%
Monsanto Co.                                                                 803,600         38,629,052
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
NeuStar, Inc., Cl. A(1)                                                      338,900         11,268,425
                                                                                         ------------------
Total Common Stocks (Cost $1,102,050,905)                                                 1,305,302,875

3  |  Oppenheimer Growth Fund

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


                                            Date             Strike        Contracts                Value
-----------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
Apple Computer Put(1) (Cost $984,330)    4/23/07             80 USD          1,936                542,080
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value
(Cost $1,103,035,235)                                                         99.8%         1,305,844,955
-----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                0.2              2,191,367
                                                                     -------------------------------------
Net Assets                                                                   100.0%        $1,308,036,322
                                                                     =====================================

Footnote to Statement of Investments

1. Non-income producing security.


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event

4  |  Oppenheimer Growth Fund

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited

occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the

5  |  Oppenheimer Growth Fund

Oppenheimer Growth Fund

STATEMENT OF INVESTMENTS                           November 30, 2006 / Unaudited


inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  1,104,546,181
                                              ==================

Gross unrealized appreciation                 $    238,118,374
Gross unrealized depreciation                      (36,819,600)
                                              ------------------
Net unrealized appreciation                   $     201,298,774
                                              ==================

6  |  Oppenheimer Growth Fund



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Growth Fund

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007

By: /S/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: January 9, 2007